Schedule of Plant and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Total property and equipment	¥ 11,800	¥ 11,527
Less: Accumulated depreciation	(6,140)	(4,581)
Total property and equipment, net	5,660	6,946
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	3,664	3,664
Tooling and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	337	337
Computer and Other Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	581	308
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	¥ 7,218	¥ 7,218